Capital and share premium (Tables)	6 Months Ended
Jun. 30, 2023
Text Block [Abstract]
Summary of capital and share premium

	As at June 30,	As at December 31,
(€‘000)	2023	2022
Capital	78 585	78 585
Share premium	6 317	6 317
Other reserves	35 242	34 800
Capital reduction reserve	234 562	234 562
Accumulated deficit	(353 687)	(349 947)

Total number of issued and outstanding shares	22 593 956	22 593 956